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VANGUARD(R) VARIABLE INSURANCE FUND

SUPPLEMENT TO THE PROSPECTUS DATED APRIL 28, 2006

Under the "Investment Advisors" section, the portfolio manager information for Wellington Management Company, LLP, is replaced with the following:

Wellington Management Company, LLP (Wellington Management), 75 State Street, Boston, MA 02109, provides advisory services for the HIGH YIELD BOND, BALANCED, and EQUITY INCOME PORTFOLIOS. Wellington Management, an investment advisory firm founded in 1928, managed approximately $521 billion in stock and bond portfolios as of December 31, 2005.

The managers primarily responsible for the day-to-day management of the preceding Portfolios are:

o EARL E. MCEVOY, Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management. He has worked in investment management since 1972; has managed investment portfolios for Wellington Management since 1978; and has managed the High Yield Bond Portfolio since its inception. Education: B.A., Dartmouth College; M.B.A., Columbia Business School.
o JOHN C. KEOGH, Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management. He has worked in investment management since 1979; has been with Wellington management since 1983; and has comanaged the bond portion of the Balanced Portfolio since 2003. Education:
     B.A., Tufts University.
o EDWARD P. BOUSA, CFA, Senior Vice President, Partner, and Equity Portfolio Manager of Wellington Management. He has worked in investment management since 1984; has managed assets for Wellington Management since 2000; had assisted in the management of the Balanced Portfolio since 2000; and has managed the stock portion of the Balanced Portfolio since January 2003.
     Education: B.A., Williams College; M.B.A., Harvard Business School.
o JOHN R. RYAN, CFA, Senior Vice President, Managing Partner, and Equity Portfolio Manager of Wellington Management. He has worked in investment management with Wellington Management since 1981 and has managed a portion of the Equity Income Portfolio since 2003. Education: B.S., Lehigh University; M.B.A., University of Virginia.






(C)2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PSC64 032007

                                                            [SHIP VANGUARD LOGO]


VANGUARD(R) VARIABLE INSURANCE FUND
HIGH YIELD BOND PORTFOLIO

SUPPLEMENT TO THE PROSPECTUS DATED APRIL 28, 2006

Under the "Investment Advisor" section, the portfolio manager information for the Portfolio is replaced with the following:

The manager primarily responsible for the day-to-day management of the Portfolio is:

o EARL E. MCEVOY, Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management. He has worked in investment management since 1972; has managed investment portfolios for Wellington Management since 1978; and has managed the Portfolio since its inception. Education:
     B.A., Dartmouth College; M.B.A., Columbia Business School.









(C)2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS67 032007